DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)		1 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	Jan. 07, 2026	Sep. 30, 2025	Dec. 31, 2025	Sep. 30, 2026	Dec. 31, 2025	Aug. 27, 2026	Jan. 05, 2026
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Warrants issued
Gross proceeds from issuance of warrants				$ 4,075,000
Transaction costs	$ 9,912,668
Cash underwriting fees	2,292,000
Deferred underwriting fees	6,876,000
Other offering costs	$ 744,668
Percent of fair market value of target businesses	80.00%
Percentage of ownership interest to be acquired	50.00%
Amount held in trust account	$ 172,500,000
Redemption percentage	15.00%
Redemption percentage of shares if business combination not completed	100.00%
Maximum period to complete the business combination	24 months
Extended period to complete the business combination	27 months
Maximum period to redeem the shares	10 days
Dissolution expense	$ 100,000
Class A ordinary shares [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price per unit						$ 0.0001
Class B ordinary shares [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Price per unit						$ 0.0001
Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Transaction costs	9,912,668
Cash underwriting fees	2,292,000
Deferred underwriting fees	6,876,000
Other offering costs	$ 744,668
Percent of fair market value of target businesses	80.00%
Percentage of ownership interest to be acquired	50.00%
Amount held in trust account	$ 172,500,000
Redemption percentage	15.00%
Redemption percentage of shares if business combination not completed	100.00%
Maximum period to complete the business combination	24 months
Extended period to complete the business combination	27 months
Maximum period to redeem the shares	10 days
Dissolution expense	$ 100,000
Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Claims by third party, liability floor rate	$ 10
Sponsor | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Claims by third party, liability floor rate	$ 10
Astrum Holding [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued				100,000,000
Sponsor Transaction Bonus [Member]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued				3,500,000
Private placement warrants | Sponsor | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Warrants issued	7,000,000
IPO
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued	17,250,000
IPO and over allotment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued	17,250,000
Price per unit	$ 10
Gross proceeds from issuance of units	$ 172,500,000
IPO and over allotment | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued	17,250,000
Price per unit	$ 10
Gross proceeds from issuance of units	$ 172,500,000
Amount held in trust account	$ 172,500,000
Over allotment
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued	2,250,000
Price per unit							$ 10
Deferred underwriting fees	$ 6,876,000
Over allotment | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Number of units issued	2,250,000
Price per unit							$ 10
Deferred underwriting fees	$ 6,876,000
Over allotment | Private placement warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Warrants issued	1,150,000
Issue price per warrant	$ 0.5
Gross proceeds from issuance of warrants	$ 575,000
Over allotment | Private placement warrants | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Warrants issued	1,150,000
Issue price per warrant	$ 0.5
Gross proceeds from issuance of warrants	$ 575,000
Private placement | Private placement warrants
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Warrants issued	8,150,000
Issue price per warrant	$ 0.5
Gross proceeds from issuance of warrants	$ 4,075,000
Private placement | Private placement warrants | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Warrants issued	8,150,000
Issue price per warrant	$ 0.5
Gross proceeds from issuance of warrants	$ 4,075,000
Private placement | Private placement warrants | Underwriter
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Warrants issued	1,150,000
Private placement | Private placement warrants | Underwriter | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Warrants issued	1,150,000
Private placement | Private placement warrants | Sponsor
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Warrants issued	7,000,000
Private placement | Private placement warrants | Sponsor | Subsequent events
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Warrants issued	7,000,000